Income taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income taxes
Schedule of income tax recovery

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023

Current income tax recovery (expense):	$—	$—	$—
Deferred income tax (recovery) expense:	—	—	—
Net finance costs	$—	$—	$—

Schedule of reconciliation of effective income tax rate

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023

Loss before income taxes	$(9,626,694)	$(7,437,759)	$(9,306,360)
Expected statutory tax rate	26.5%	26.5%	26.5%
Expected tax recovery resulting from loss	(2,551,074)	(1,971,006)	(2,466,185)

Increase (reduction) in income taxes resulting from:
Non-deductible expenses	96,873	130,295	149,270
Foreign operations subject different tax rates	—	(21)	1,447
Fair value of warrant liabilities	(351,270)	(814,569)	(1,547,916)
Unrecognized temporary differences	2,805,471	2,655,301	3,863,384
	$—	$—	$—

Schedule of deferred taxes

	Balance at	Recognized	Balance at
	September	in profit or	September
	30, 2024	loss	30, 2025

Deferred tax assets (liabilities)
Net operating loss carry forwards	$13,598	$17,489	$31,087
Unrealized foreign exchange gains on loans	—	(13,108)	(13,108)
Intangibles and development costs	(13,598)	(4,381)	(17,979)
	$—	$—	$—

	Balance at	Recognized	Balance at
	September	in profit or	September
	30, 2023	loss	30, 2024

Deferred tax assets (liabilities)
Net operating loss carry forwards	$16,869	$(3,271)	$13,598
Intangibles and development costs	(16,869)	3,271	(13,598)
	$—	$—	$—

	Balance at	Recognized	Balance at
	September	in profit or	September
	30, 2022	loss	30, 2023
Deferred tax assets (liabilities)
Net operating loss carry forwards	$26,459	$(9,590)	$16,869
Intangibles and development costs	(26,459)	9,590	(16,869)
	$—	$—	$—

Schedule of unrecognized net deferred tax assets

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023
Net operating loss carry forwards	$53,821,414	$42,737,987	$30,178,141
Share issuance costs	7,146,906	5,072,949	5,275,081
Property and equipment	226,120	1,379,540	1,399,023
Intangibles and development costs	3,501,940	171,182	1,356,922
Scientific R&D expenditures	1,583,058	1,583,058	1,583,058
Right of use asset and lease obligation	(1,165,181)	(130,912)	(75,115)
Right of use asset and lease obligation	1,303,444	203,068	143,601
Other	33,945	45,201	—
	$66,451,646	$51,062,073	$39,860,711

Schedule of net operating losses

Year ended
September 30,
2025

2036	$391,014
2037	747,861
2038	1,174,797
2039	1,732,039
2040	338,504
2041	5,518,336
2042	8,592,392
2043 and thereafter	35,326,471
$53,821,414

Schedule of research and development investment tax credits

Year ended
September 30,
2025

2038	$13,361
2039	6,742
2040	—
2041	328,480
2043 and thereafter	—
$348,583